PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

	December 31
	2025	2024
	U.S. dollars in thousands

Cost:
Computers and peripheral equipment	348	313
Office furniture and equipment	168	169
Machines and equipment	123	656
Leasehold improvements	286	262
Energy Storage systems	-	389
	925	1,789

Accumulated depreciation:	(636)	(862)

Depreciated cost	289	927